STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP Japan	12 Months Ended
	Jun. 30, 2025 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	¥ (775,777,313)	$ (5,381,176)	¥ 2,317,898,570	¥ 1,324,776,922
Unrealized foreign exchange gain (loss) - net	(2,526,000,000)	(17,521,893)	2,520,906,356	1,338,235,115
Realized foreign exchange gain (loss) - net	(231,200,000)	(1,603,865)	114,857,085	11,005,306
Dividend income	447,910,000	3,106,931	459,308,550	411,685,214
Total investment income (loss)	(3,085,131,499)	(21,400,003)	5,412,970,562	3,085,702,557
Contributions:
Participant contributions	1,247,359,790	8,652,307	1,284,196,508	1,262,916,870
Employer contributions	212,710,000	1,475,447	216,183,600	216,627,200
Total contributions	1,460,067,590	10,127,754	1,500,380,108	1,479,544,070
Total additions	(1,625,063,909)	(11,272,249)	6,913,350,670	4,565,246,627
DEDUCTIONS:
Withdrawals from participants	(3,592,011,406)	(24,915,974)	(3,692,450,006)	(2,262,501,794)
Bank and administrative charges	(6,862,138)	(47,601)	(6,529,455)	(6,319,384)
Total deductions	(3,598,873,544)	(24,963,575)	(3,698,979,461)	(2,268,821,178)
NET INCREASE (DECREASE) IN NET ASSETS AVAILABLE FOR BENEFITS	(5,223,937,453)	(36,235,824)	3,214,371,209	2,296,425,449
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	28,171,934,489	195,414,523	24,957,563,280	22,661,137,831
End of year	¥ 22,947,997,036	$ 159,178,699	¥ 28,171,934,489	¥ 24,957,563,280